REVENUES	12 Months Ended
Dec. 31, 2021
REVENUES
REVENUES

NOTE — 20 — REVENUES

The Company splits its revenues from contracts with customers in accordance with contracts for provision of R&D services and products as presented in the statement of comprehensive income.

Main customers:

1.	Transactions with main customers:

The company has 4 main customers: Jet Talk, for which revenues were reported as revenues from provision of development services, Airbus, for which revenues were reported as revenues from provision of development services, Telesat, for which revenues were reported as revenues from provision of development services and iDirect, for which revenues were reported as revenues from sale of products.

	For the year ended
	31.12.2021		31.12.2020
	USD thousands	%	USD thousands	%
Jet Talk	3,116	14%	7,279	68%
Airbus	3,256	15%	3,683	35%
Telesat	8,400	39%	—	—
iDirect	2,074	10%	—	—

2.	Geographical areas:

The following table splits the company’s revenues by main geographical areas:

	US & Canada		UK		Other		Consolidated
	2021	2020	2021	2020	2021	2020	2021	2020
Revenues	13,196	—	7,325	10,316	1,199	316	21,720	10,632